Income and social contribution taxes (Details) - Schedule of net change in deferred income tax - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of net change in deferred income tax [Abstract]
Starting Deferred tax liability asset	R$ (10,749)	R$ 20,510
Tax losses	78,794	8,511
Adjustments in biological assets and agricultural products	(59,422)	(21,075)
Financial lease	10,934	10,501
Provisions for contingency and fair value	21,915	(4,580)
Derivative financial instruments	3,047	2,535
Costs of transactions	(2,426)	(44)
Allowance for doubtful accounts	(115)	402
Provision for other accounts payable and receivable	(368)	82
Accelerated depreciation of assets for rural activity	1,090	(1,002)
Subscription warrant	4,307	358
Deferred taxes on surplus value	233
Temporary differences related to PPE	(1,611)
Ending Deferred tax liability asset	R$ 45,629	(10,749)
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma		(27,731)
Realization of deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma		R$ 784